Fees and Expenses	Jun. 30, 2025
Virtus Newfleet ABS MACS
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet ABS MACS	Virtus Newfleet ABS MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet ABS MACS	Virtus Newfleet ABS MACS
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.55%	[2]
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet ABS MACS	Virtus Newfleet ABS MACS USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet ABS MACS	Virtus Newfleet ABS MACS USD ($)
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Virtus Newfleet CMBS MACS
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet CMBS MACS	Virtus Newfleet CMBS MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet CMBS MACS	Virtus Newfleet CMBS MACS
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.64%	[2]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.64%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet CMBS MACS	Virtus Newfleet CMBS MACS USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet CMBS MACS	Virtus Newfleet CMBS MACS USD ($)
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Virtus Newfleet Floating Rate MACS
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet Floating Rate MACS	Virtus Newfleet Floating Rate MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet Floating Rate MACS	Virtus Newfleet Floating Rate MACS
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.63%	[2]
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.63%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet Floating Rate MACS	Virtus Newfleet Floating Rate MACS USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet Floating Rate MACS	Virtus Newfleet Floating Rate MACS USD ($)
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Virtus Newfleet High Yield MACS
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet High Yield MACS	Virtus Newfleet High Yield MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet High Yield MACS	Virtus Newfleet High Yield MACS
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.70%	[2]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.70%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet High Yield MACS	Virtus Newfleet High Yield MACS USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet High Yield MACS	Virtus Newfleet High Yield MACS USD ($)
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Virtus Newfleet RMBS MACS
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet RMBS MACS	Virtus Newfleet RMBS MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet RMBS MACS	Virtus Newfleet RMBS MACS
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.51%	[2]
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.51%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet RMBS MACS	Virtus Newfleet RMBS MACS USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet RMBS MACS	Virtus Newfleet RMBS MACS USD ($)
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
Virtus Seix High Yield MACS
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Seix High Yield MACS	Virtus Seix High Yield MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Seix High Yield MACS	Virtus Seix High Yield MACS
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	2.01%	[2]
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(2.01%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Seix High Yield MACS	Virtus Seix High Yield MACS USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Seix High Yield MACS	Virtus Seix High Yield MACS USD ($)
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Virtus Stone Harbor EMD MACS
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Stone Harbor EMD MACS	Virtus Stone Harbor EMD MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Stone Harbor EMD MACS	Virtus Stone Harbor EMD MACS
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	2.28%	[2]
Expenses (as a percentage of Assets)	2.28%
Fee Waiver or Reimbursement	(2.28%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Stone Harbor EMD MACS	Virtus Stone Harbor EMD MACS USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Stone Harbor EMD MACS	Virtus Stone Harbor EMD MACS USD ($)
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
Virtus Stone Harbor EMD Sovereign MACS
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Stone Harbor EMD Sovereign MACS	Virtus Stone Harbor EMD Sovereign MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Stone Harbor EMD Sovereign MACS	Virtus Stone Harbor EMD Sovereign MACS
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	2.28%	[2]
Expenses (as a percentage of Assets)	2.28%
Fee Waiver or Reimbursement	(2.28%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Stone Harbor EMD Sovereign MACS	Virtus Stone Harbor EMD Sovereign MACS USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Stone Harbor EMD Sovereign MACS	Virtus Stone Harbor EMD Sovereign MACS USD ($)
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. As of the date of this prospectus, the fund has not commenced operations; therefore, portfolio turnover information for the fund is not shown here.